RELATED PARTY TRANSACTIONS - Schedule of related party transactions (Details) - Key management personnel of entity or parent - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	€ 2,359	€ 2,132	€ 2,250
Post-employment benefits	181	165	193
Share-based compensation	2,486	1,009	839
Key management personnel compensation	€ 5,026	€ 3,306	€ 3,282